Other liabilities and liabilities directly associated with non-current assets held for sale	12 Months Ended
Dec. 31, 2021
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Other liabilities and liabilities directly associated with non-current assets held for sale

Note 22 - Other liabilities and liabilities directly associated with non-current assets held for sale

a)    As of December 31, 2021 and 2020 the other liabilities are as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Accounts and notes payable (1)	434,938	310,713
Dividends payable	244	246
Unearned income (2)	12,744	5,946
Unearned fees	3,816	7,690
Payables due to brokerage transactions	24,488	24,572
Collateral for financial transactions (threshold)	196,012	308,674
Other liabilities	37,370	42,193
Totals	709,612	700,034
(1)	Obligations other than those directly related to the business operations, such as payable withholding taxes, payable social security contributions, balances due on purchases of materials, balances due on obligations under lease agreements for the acquisition of fixed assets, accounts payable for expenses, and others.
(2)	It corresponds to commissions associated with financial advisory and insurance brokerage businesses that must be deferred in accordance with applicable regulations.
b)	As of December 31, 2021 and 2020 there are no liabilities directly associated with non-current assets held for sale.